LAND USE RIGHT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Depreciation expense on property, plant and equipment
Summary of land use right, net

As of December 31,
2020
RMB
Gross carrying amount	49,961,221
Less: Accumulated amortization	(1,126,101)

Land use rights, net	48,835,120

Summary of amortization expense of land use rights

Amortization expense on intangible assets was allocated to the following expense items:

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	184,906	194,340	194,340
General and administrative expenses	2,336,803	1,783,927	1,677,810

Total amortization expense	2,521,709	1,978,267	1,872,150

Land use right, net
Depreciation expense on property, plant and equipment
Summary of amortization expense of land use rights

	For the Year Ended December 31,
	2019	2020
	RMB	RMB
Cost of revenues	—	317,562
General and administrative expenses	405,551	402,988

Total amortization expense	405,551	720,550